EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS

18.    EMPLOYEE BENEFIT PLANS

The Company has a 401(k) Profit-Sharing Plan for the benefit of all employees who meet certain eligibility requirements. This plan covers substantially all of the Company’s full-time employees. The Company makes matching and other discretionary contributions under this plan, as determined by the Board of Directors. The Company recognized contribution expense totaling $4.2 million, $5.0 million and $6.8 million for the years ended December 31, 2010, 2011 and 2012 respectively.

In June 2008, the Company established the NeuStar, Inc. Deferred Compensation Plan. The Deferred Compensation Plan allows directors and key employees to defer a portion of their salary and up to 100% of their bonus, commissions, incentive awards, directors’ fees, and certain equity-based cash compensation, as applicable. The assets of the Deferred Compensation Plan are held in a Rabbi Trust, and are therefore available to satisfy the claims of creditors in the event of bankruptcy or insolvency of the Company. The assets of the Rabbi Trust are invested in marketable securities and reported at fair value. Changes in the fair value of the securities are reflected in accumulated other comprehensive loss. The assets of the Rabbi Trust are recorded within other assets on the consolidated balance sheets. As of December 31, 2011 and 2012, the assets held in the Rabbi Trust were approximately $4.0 million and $4.5 million, respectively. As of December 31, 2011 and 2012, the Company’s unrealized gain was approximately $16,000 and $234,000, respectively, attributable to the securities held in the Rabbi Trust.

The Deferred Compensation Plan participants make investment allocation decisions on amounts deferred under the Deferred Compensation Plan solely for the purpose of adjusting the value of a participant’s account balance. The participant does not have a real or beneficial ownership interest in any securities held in the Rabbi Trust. Obligations to pay benefits under the Deferred Compensation Plan are reported at fair value as deferred compensation in other long-term liabilities. As of December 31, 2011 and 2012, the deferred compensation obligation related to the Deferred Compensation Plan was approximately $4.0 million and $3.9 million, respectively. Changes in the fair value of the deferred compensation obligation are reflected in deferred compensation expense. The Company recognized losses of $0.3 million, $0.4 million and $0.4 million in compensation expense for changes in the fair value of the deferred compensation obligation during the years ended December 31, 2010, 2011 and 2012, respectively.